SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Right of use assets, cost, beginning	$ 683,117	$ 242,967
Additions		447,242
Lease removal		(7,092)
Right of use assets, cost, ending	683,117	683,117
Accumulated amortization, beginning	215,011	98,548
Charge for the period	61,680	109,311
Historical correction		7,152
Accumulated amortization, ending	276,691	215,011
Right of use assets, net	$ 406,426	$ 468,106